Earnings per share ("EPS")	12 Months Ended
Dec. 31, 2025
Earnings per share ("EPS") [Abstract]
Earnings per share ("EPS")
Note 5 – Earnings per share (“EPS”)

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the exercise of all dilutive restricted shares using the treasury stock method.

The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2025	2024	2023
Profit for the period used for calculation of EPS - basic	$211,092	$181,377	$161,353
Profit for the period used for calculation of EPS - dilutive	$211,092	$181,377	$161,353

Basic earnings per share:
Weighted average shares outstanding - basic	160,690,206	161,354,507	162,178,499

Diluted earnings per share:
Weighted average shares outstanding - basic	160,690,206	161,354,507	162,178,499
Dilutive equity awards	83,072	87,274	178,236
Weighted average shares outstanding - dilutive	160,773,279	161,441,782	162,356,735